Securities - Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale, Amortized Cost
Less than one year	$ 15,000
One to five years	30,597
Five to ten year	32,930
Over ten years	173,156
Totals	251,683	$ 228,607
Available-for-sale, Fair Value
Less than one year	14,869
One to five years	29,937
Five to ten year	28,234
Over ten years	169,720
Totals	$ 242,760	$ 217,624